Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs Performance

As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between executive compensation actually paid by us to David Bistricer, as principal executive officer (“PEO”), and Mr. J.J. Bistricer and Mr. Jacob Schwimmer, our other named executive officers (“NEOs”) against various measures for the years ended December 31, 2023, 2022 and 2021. The disclosure included in this section is required by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its PEO and NEOs.

Year	Summary Compen- sation Table Total for PEO	Compen- sation Actually Paid to PEO	Average Summary Compen- sation Table Total For Non- PEO NEO’s	Average Compen- sation Actually Paid to Non- PEO NEO’s	Value of Initial $100 Investment Based On Total Stockholder Return	Net (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$2,025,552	$1,895,189	$1,414,701	$1,034,469	$92.77	$(15,563,754)
2022	$2,104,117	$951,469	$4,385,261	$2,690,655	$101.56	$(12,571,000)
2021	$1,567,181	$2,126,909	$937,806	$1,421,367	$146.38	$(20,018,000)

(c)

Compensation Actually Paid to the PEO is the Summary Compensation Table Total adjusted for the change in fair value of LTIP Awards of $(130,361), $(1,152,648) and 559,728 in 2023, 2022 and 2021, respectively. The Company’s stock price declined from $9.94 per share on December 31, 2021, to $6.40 per share on December 30, 2022, to $5.40 per share on December 29, 2023 and increased from $7.05 per share on December 31, 2020, to $9.94 per share on December 31, 2021. The decrease in fair value of awards in 2023 and 2022 and the increase in such value in 2021 result primarily from the changes in the fair value of:  (i) unvested awards, which were granted during the covered year, as of the end of the covered year, compared to the fair value on the date of grant, (ii) unvested awards, which were granted during the prior year, as of the end of the covered year, compared to the fair value at the end of the prior year, and (iii) awards granted in a prior year, which vested in the covered year, as of the vesting date, compared to the fair value at the end of the prior year.

(e)

Average Compensation Actually Paid to the Non-PEO NEOs is the average of the Summary Compensation Table Total adjusted for the average of the change in fair value of LTIP Awards of $(380,232), $(1,694,606) and $483,562 in 2023, 2022 and 2021 respectively. The Company’s stock price declined from $9.94 per share on December 31, 2021, to $6.40 per share on December 30, 2022, to $5.40 per share on December 29, 2023, and increased from $7.05 per share on December 31, 2020, to $9.94 per share on December 31, 2021.The decrease in fair value of awards in 2023 and 2022 and the increase in fair value in 2021 result primarily from the changes in the fair value of:  (i) unvested awards, which were granted during the covered year, as of the end of the covered year, compared to the fair value on the date of grant, (ii) unvested awards, which were granted during the prior year, as of the end of the covered year, compared to the fair value at the end of the prior year, and (iii) awards granted in a prior year, which vested in the covered year, as of the vesting date, compared to the fair value at the end of the prior year.

(f)

Total Stockholder Return for 2023 is based on the decrease in stock price from $7.05 per share on December 31, 2020, to $5.40 per share on December 29, 2023, adjusted for dividends paid in 2023, 2022 and 2021 of $1.14 per share. Total Stockholder Return for 2022 is based on the decline in stock price from $7.05 per share on December 31, 2020, to $6.40 per share on December 30, 2022, adjusted for dividends paid in 2022 and 2021 of $0.76 per share.  Total Shareholder Return for 2021 is based on the increase in stock price from $7.05 per share on December 31, 2020, to $9.94 per share on December 31, 2021, adjusted for dividends paid in 2021 of $0.38 per share.

(g)	Net income is as reported in the Company’s Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 2,025,552	$ 2,104,117	$ 1,567,181
PEO Actually Paid Compensation Amount	1,895,189	951,469	2,126,909
Non-PEO NEO Average Total Compensation Amount	1,414,701	4,385,261	937,806
Non-PEO NEO Average Compensation Actually Paid Amount	1,034,469	2,690,655	1,421,367
Total Shareholder Return Amount	92.77	101.56	146.38
Net Income (Loss)	$ (15,563,754)	$ (12,571,000)	$ (20,018,000)